REVENUE - Revenue by Sales Channel (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Net revenue	$ 131,582	$ 109,338
Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	68,364	57,014
Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	63,218	52,324
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	129,181	106,987
Net product sales | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	65,963	54,663
Net product sales | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	63,218	52,324
Net product sales | Direct sales
Disaggregation of Revenue [Line Items]
Net revenue	107,233	84,853
Net product sales | Direct sales | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	46,300	33,766
Net product sales | Direct sales | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	60,933	51,087
Net product sales | Distributors
Disaggregation of Revenue [Line Items]
Net revenue	21,948	22,134
Net product sales | Distributors | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	19,663	20,897
Net product sales | Distributors | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	2,285	1,237
Royalties
Disaggregation of Revenue [Line Items]
Net revenue	2,401	2,351
Royalties | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	2,401	2,351
Royalties | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	$ 0	$ 0